Financial result	12 Months Ended
Dec. 31, 2018
Financial result
Financial result

6.  Financial result

	Year ended December 31
	2018	2017	2016
Financial income
Short‐term investments	177	176	92
Others	246	302	78
	423	478	170
Financial expenses
Loans and borrowings gross interest	(1,185)	(1,697)	(1,768)
Capitalized loans and borrowing costs	194	370	653
Participative stockholders' debentures	(550)	(625)	(417)
Interest on REFIS	(202)	(397)	(514)
Others	(602)	(924)	(631)
	(2,345)	(3,273)	(2,677)
Other financial items
Net foreign exchange gains (losses) on loans and borrowings	(2,666)	(249)	3,314
Derivative financial instruments	(266)	454	1,256
Other net foreign exchange gains (losses)	419	(218)	(62)
Net indexation losses	(522)	(211)	(158)
	(3,035)	(224)	4,350
Financial results, net	(4,957)	(3,019)	1,843

a) Hedge in foreign operations

As at January 1, 2017, Vale S.A., which the functional currency is Reais, designated its debts in US$ and Euro, as an instrument in a hedge of its investment in foreign operations (Vale International S.A. and Vale International Holding GmbH; hedging objects) to mitigate part of the foreign exchange risk on financial statements. Further details are disclosed in note 25.

b) Net investment in the foreign operation

From January 1, 2019 (subsequent event), the Company will consider certain long-term loans payable to Vale International S.A., for which settlement is neither planned nor likely to occur in the foreseeable future, as part of its net investment in the foreign operation. The foreign exchange differences arising on the monetary item, forming part of the net investment in the foreign operation, will be recognized in other comprehensive income and reclassified from stockholders’ equity to income statement on disposal or partial disposal of the net investment. Therefore, upon adoption the effect of net foreign exchange gains or losses in the income statement is expected to reduce.

Accounting policy

Transactions in foreign currencies - Transactions in foreign currencies are translated into the functional currency using the exchange rate prevailing at the transaction date. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges or items that are attributable to part of the net investment in a foreign operation, for which gains and losses are recognized in the statement of comprehensive income.